Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Impact of Tax Reform on Financial Statements

Year Ended December 31, 2017	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Decrease in Deferred Income Tax Liabilities	$6,101.1	$807.1	$558.6	$1,296.4	$808.7	$743.1	$538.6	$782.9

Results of Decrease in Deferred Income Tax Liabilities

Year Ended December 31, 2017	AEP (c)	AEP Texas		AEPTCo	APCo	I&M	OPCo		PSO	SWEPCo
	(in millions)
Increase (Decrease) in Income Tax Expense (a)	$(16.5)	$(117.4)	(b)	$0.6	$5.7	$2.3	$(14.3)	(b)	$2.8	$0.7
Decrease in Regulatory Assets	470.2	12.1		66.9	129.1	85.3	62.7		8.3	69.8
Increase in Regulatory Liabilities	5,614.4	677.6		492.3	1,173.0	725.7	666.1		533.1	713.8

(a)
In 2017, in contemplation of corporate federal tax reform, the Registrants adopted a method under Internal Revenue Section 162 for deducting repair and maintenance costs associated with transmission and distribution property. This change resulted in a decrease in state income tax expense of approximately $10 million that has been excluded from the tables above.

(b)
AEP Texas and OPCo recorded  favorable adjustments to income tax expense of approximately $113 million and $16 million related to previously owned deregulated generation assets and certain deferred fuel amounts, respectively.

Details of Income Taxes as Reported

Year Ended December 31, 2017	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(4.0)	$(85.7)	$(127.5)	$15.3	$(106.5)	$11.2	$(77.1)	$(30.1)
Deferred	856.6	63.3	256.0	166.9	202.1	141.3	122.7	84.8
Deferred Investment Tax Credits	48.6	(1.6)	—	(0.1)	(4.7)	—	(1.6)	(1.4)
Total Federal	901.2	(24.0)	128.5	182.1	90.9	152.5	44.0	53.3

State and Local:
Current	16.0	0.6	1.9	(1.4)	(8.1)	0.2	(0.2)	(0.9)
Deferred	44.9	—	16.8	4.6	(1.4)	6.6	2.0	(4.3)
Deferred Investment Tax Credits	7.6	—	—	—	—	—	4.3	—
Total State and Local	68.5	0.6	18.7	3.2	(9.5)	6.8	6.1	(5.2)

Income Tax Expense (Credit) Before Discontinued Operations	$969.7	$(23.4)	$147.2	$185.3	$81.4	$159.3	$50.1	$48.1

Year Ended December 31, 2016	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Federal:
Current	$(30.7)	$40.9	$(129.4)	$64.1	$(44.8)	$178.8	$(28.0)	$(96.7)
Deferred	(28.8)	29.9	205.9	125.8	104.9	(40.8)	77.2	172.6
Deferred Investment Tax Credits	17.6	(1.7)	—	(0.1)	3.8	—	(1.4)	(1.2)
Total Federal	(41.9)	69.1	76.5	189.8	63.9	138.0	47.8	74.7

State and Local:
Current	(10.5)	(8.8)	0.4	4.4	3.4	4.2	(1.9)	(12.6)
Deferred	(21.2)	(0.4)	17.2	4.9	0.2	1.6	5.3	(10.0)
Deferred Investment Tax Credits	(0.1)	—	—	—	—	—	3.2	—
Total State and Local	(31.8)	(9.2)	17.6	9.3	3.6	5.8	6.6	(22.6)

Income Tax Expense (Credit) Before Discontinued Operations	$(73.7)	$59.9	$94.1	$199.1	$67.5	$143.8	$54.4	$52.1

Year Ended December 31, 2015	AEP	AEP Texas	AEPTCo
	(in millions)
Federal:
Current	$107.3	$61.4	$(126.3)
Deferred	774.8	(7.1)	171.3
Deferred Investment Tax Credits	—	(1.7)	—
Total Federal	882.1	52.6	45.0

State and Local:
Current	14.5	5.6	3.1
Deferred	23.0	—	11.9
Total State and Local	37.5	5.6	15.0

Income Tax Expense Before Discontinued Operations	$919.6	$58.2	$60.0

Year Ended December 31, 2015	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Income Tax Expense (Credit):
Current	$(32.9)	$5.2	$89.0	$(6.4)	$44.3
Deferred	227.5	94.2	37.6	58.3	41.9
Deferred Investment Tax Credits	(0.3)	(3.3)	(0.1)	(0.6)	(1.4)
Income Tax Expense	$194.3	$96.1	$126.5	$51.3	$84.8

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate

AEP	Years Ended December 31,
	2017	2016	2015
	(in millions)
Net Income	$1,928.9	$618.0	$2,052.3
Discontinued Operations (Net of Income Tax of $0, $0 and $6.2 in 2017, 2016 and 2015, Respectively)	—	2.5	(283.7)
Income Tax Expense (Credit) Before Discontinued Operations	969.7	(73.7)	919.6
Pretax Income	$2,898.6	$546.8	$2,688.2

Income Taxes on Pretax Income at Statutory Rate (35%)	$1,014.5	$191.4	$940.9
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	60.2	41.7	53.6
Investment Tax Credit Amortization	(18.8)	(12.3)	(11.6)
State and Local Income Taxes, Net	54.7	(20.7)	24.4
Removal Costs	(32.7)	(39.8)	(28.8)
AFUDC	(37.4)	(44.8)	(51.6)
Valuation Allowance	(1.8)	(128.3)	17.2
U.K. Windfall Tax	—	(12.9)	—
Tax Reform Adjustments	(26.7)	—	—
Tax Adjustments	(35.8)	(43.9)	(20.1)
Other	(6.5)	(4.1)	(4.4)
Income Tax Expense (Credit) Before Discontinued Operations	$969.7	$(73.7)	$919.6

Effective Income Tax Rate	33.5%	(13.5)%	34.2%

AEP Texas	Years Ended December 31,
	2017	2016	2015
	(in millions)
Net Income	$310.5	$146.6	$120.3
Discontinued Operations (Net of Income Tax of $0, $27.6 and $1.8 in 2017, 2016 and 2015, Respectively)	—	48.8	1.4
Income Tax Expense	(23.4)	59.9	58.2
Pretax Income	$287.1	$255.3	$179.9

Income Taxes on Pretax Income at Statutory Rate (35%)	$100.5	$89.4	$63.0
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.7	0.5	0.5
Investment Tax Credit Amortization	(1.6)	(1.7)	(1.7)
State and Local Income Taxes, Net	0.4	(6.0)	3.6
Parent Company Loss Benefit	—	(2.5)	(3.1)
Tax Reform Adjustments	(117.4)	—	—
Tax Adjustments	(4.2)	(4.9)	(1.6)
U.K. Windfall Tax	—	(12.9)	—
Other	(1.8)	(2.0)	(2.5)
Income Tax Expense (Credit) Before Discontinued Operations	$(23.4)	$59.9	$58.2

Effective Income Tax Rate	(8.2)%	23.5%	32.4%

AEPTCo	Years Ended December 31,
	2017	2016	2015
	(in millions)
Net Income	$286.1	$192.7	$132.9
Income Tax Expense	147.2	94.1	60.0
Pretax Income	$433.3	$286.8	$192.9

Income Taxes on Pretax Income at Statutory Rate (35%)	$151.7	$100.4	$67.5
Increase (Decrease) in Income Taxes Resulting from the Following Items:
AFUDC	(18.3)	(18.3)	(18.6)
State and Local Income Taxes, Net	12.2	11.4	9.8
Tax Reform Adjustments	0.6	—	—
Other	1.0	0.6	1.3
Income Tax Expense	$147.2	$94.1	$60.0

Effective Income Tax Rate	34.0%	32.8%	31.1%

APCo	Years Ended December 31,
	2017	2016	2015
	(in millions)
Net Income	$331.3	$369.1	$340.6
Income Tax Expense	185.3	199.1	194.3
Pretax Income	$516.6	$568.2	$534.9

Income Taxes on Pretax Income at Statutory Rate (35%)	$180.8	$198.9	$187.2
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	18.0	19.3	19.8
Investment Tax Credit Amortization	(0.1)	(0.1)	(0.3)
State and Local Income Taxes, Net	3.5	6.0	7.2
Removal Costs	(12.4)	(12.0)	(9.9)
AFUDC	(5.0)	(6.1)	(7.0)
Valuation Allowance	—	(1.7)	1.7
Tax Reform Adjustments	4.3	—	—
Other	(3.8)	(5.2)	(4.4)
Income Tax Expense	$185.3	$199.1	$194.3

Effective Income Tax Rate	35.9%	35.0%	36.3%

I&M	Years Ended December 31,
	2017	2016	2015
	(in millions)
Net Income	$186.7	$239.9	$204.8
Income Tax Expense	81.4	67.5	96.1
Pretax Income	$268.1	$307.4	$300.9

Income Taxes on Pretax Income at Statutory Rate (35%)	$93.8	$107.6	$105.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	11.4	6.7	9.5
Investment Tax Credit Amortization	(4.7)	(4.7)	(3.3)
State and Local Income Taxes, Net	(1.0)	2.4	5.8
Removal Costs	(13.3)	(21.3)	(12.6)
AFUDC	(5.6)	(7.3)	(6.2)
Tax Adjustments	2.7	(14.2)	(4.2)
Tax Reform Adjustments	(2.9)	—	—
Other	1.0	(1.7)	1.8
Income Tax Expense	$81.4	$67.5	$96.1

Effective Income Tax Rate	30.4%	22.0%	31.9%

OPCo	Years Ended December 31,
	2017	2016	2015
	(in millions)
Net Income	$323.9	$282.2	$232.7
Income Tax Expense	159.3	143.8	126.5
Pretax Income	$483.2	$426.0	$359.2

Income Taxes on Pretax Income at Statutory Rate (35%)	$169.1	$149.1	$125.7
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	7.6	7.1	8.2
Investment Tax Credit Amortization	—	—	(0.1)
State and Local Income Taxes, Net	4.4	3.8	0.7
Tax Reform Adjustments	(14.4)	—	—
Other	(7.4)	(16.2)	(8.0)
Income Tax Expense	$159.3	$143.8	$126.5

Effective Income Tax Rate	33.0%	33.8%	35.2%

PSO	Years Ended December 31,
	2017	2016	2015
	(in millions)
Net Income	$72.0	$100.0	$92.5
Income Tax Expense	50.1	54.4	51.3
Pretax Income	$122.1	$154.4	$143.8

Income Taxes on Pretax Income at Statutory Rate (35%)	$42.7	$54.0	$50.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	0.3	0.8	0.5
Investment Tax Credit Amortization	(1.6)	(1.4)	(1.8)
State and Local Income Taxes, Net	4.0	4.2	5.1
AFUDC	(0.2)	(2.2)	(3.1)
Tax Reform Adjustments	2.8	—	—
Other	2.1	(1.0)	0.3
Income Tax Expense	$50.1	$54.4	$51.3

Effective Income Tax Rate	41.0%	35.2%	35.7%

SWEPCo	Years Ended December 31,
	2017	2016	2015
	(in millions)
Net Income	$137.5	$169.7	$196.0
Income Tax Expense	48.1	52.1	84.8
Pretax Income	$185.6	$221.8	$280.8

Income Taxes on Pretax Income at Statutory Rate (35%)	$65.0	$77.6	$98.3
Increase (Decrease) in Income Taxes Resulting from the Following Items:
Depreciation	1.9	3.2	3.1
Depletion	(5.7)	(5.5)	(5.5)
Investment Tax Credit Amortization	(1.4)	(1.2)	(1.4)
State and Local Income Taxes, Net	(2.3)	(14.7)	4.8
AFUDC	(0.9)	(3.9)	(9.2)
Tax Adjustments	(9.9)	(0.9)	(3.9)
Tax Reform Adjustments	(0.4)	—	—
Other	1.8	(2.5)	(1.4)
Income Tax Expense	$48.1	$52.1	$84.8

Effective Income Tax Rate	25.9%	23.5%	30.2%

Reconciliation of Significant Temporary Differences

AEP	December 31,
	2017	2016
	(in millions)
Deferred Tax Assets	$3,504.6	$2,753.0
Deferred Tax Liabilities	(10,318.5)	(14,637.4)
Net Deferred Tax Liabilities	$(6,813.9)	$(11,884.4)

Property Related Temporary Differences	$(5,680.6)	$(8,758.1)
Amounts Due to/(from) Customers for Future Federal Income Taxes	1,064.8	(292.2)
Deferred State Income Taxes	(1,124.4)	(976.6)
Securitized Assets	(257.7)	(535.6)
Regulatory Assets	(500.3)	(896.9)
Deferred Income Taxes on Other Comprehensive Loss	25.7	88.7
Accrued Nuclear Decommissioning	(457.0)	(666.8)
Net Operating Loss Carryforward	86.6	101.2
Tax Credit Carryforward	174.7	45.1
Investment in Partnership	(222.0)	(349.6)
Valuation Allowance	—	(1.8)
All Other, Net	76.3	358.2
Net Deferred Tax Liabilities	$(6,813.9)	$(11,884.4)

AEP Texas	December 31,
	2017	2016
	(in millions)
Deferred Tax Assets	$221.0	$135.8
Deferred Tax Liabilities	(1,134.1)	(1,667.5)
Net Deferred Tax Liabilities	$(913.1)	$(1,531.7)

Property Related Temporary Differences	$(791.5)	$(1,056.1)
Amounts Due to/(from) Customers for Future Federal Income Taxes	140.9	(5.7)
Deferred State Income Taxes	(27.5)	(24.2)
Regulatory Assets	(36.4)	(61.3)
Securitized Transition Assets	(190.5)	(407.0)
Deferred Income Taxes on Other Comprehensive Loss	4.1	8.0
Deferred Revenues	10.9	18.0
All Other, Net	(23.1)	(3.4)
Net Deferred Tax Liabilities	$(913.1)	$(1,531.7)

AEPTCo	December 31,
	2017	2016
	(in millions)
Deferred Tax Assets	$162.7	$61.4
Deferred Tax Liabilities	(764.4)	(923.5)
Net Deferred Tax Liabilities	$(601.7)	$(862.1)

Property Related Temporary Differences	$(654.7)	$(825.6)
Amounts Due to/(from) Customers for Future Federal Income Taxes	89.7	(37.2)
Deferred State Income Taxes	(77.4)	(55.6)
Deferred Federal Income Taxes on Deferred State Income Taxes	16.3	19.5
Net Operating Loss Carryforward	16.8	33.3
Valuation Allowance	—	0.1
Tax Credit Carryforward	0.3	—
All Other, Net	7.3	3.4
Net Deferred Tax Liabilities	$(601.7)	$(862.1)

APCo	December 31,
	2017	2016
	(in millions)
Deferred Tax Assets	$614.4	$413.5
Deferred Tax Liabilities	(2,180.1)	(3,085.8)
Net Deferred Tax Liabilities	$(1,565.7)	$(2,672.3)

Property Related Temporary Differences	$(1,308.2)	$(2,031.9)
Amounts Due to/(from) Customers for Future Federal Income Taxes	228.0	(73.1)
Deferred State Income Taxes	(335.7)	(319.3)
Regulatory Assets	(83.9)	(159.9)
Securitized Assets	(59.3)	(106.9)
Deferred Income Taxes on Other Comprehensive Loss	(0.4)	4.5
Tax Credit Carryforward	16.6	11.7
All Other, Net	(22.8)	2.6
Net Deferred Tax Liabilities	$(1,565.7)	$(2,672.3)

I&M	December 31,
	2017	2016
	(in millions)
Deferred Tax Assets	$1,096.4	$912.9
Deferred Tax Liabilities	(2,050.2)	(2,440.3)
Net Deferred Tax Liabilities	$(953.8)	$(1,527.4)

Property Related Temporary Differences	$(403.0)	$(579.4)
Amounts Due to/(from) Customers for Future Federal Income Taxes	137.6	(50.4)
Deferred State Income Taxes	(180.6)	(158.7)
Deferred Income Taxes on Other Comprehensive Loss	3.9	8.8
Accrued Nuclear Decommissioning	(457.0)	(666.8)
Regulatory Assets	(43.8)	(81.0)
Net Operating Loss Carryforward	1.6	7.1
All Other, Net	(12.5)	(7.0)
Net Deferred Tax Liabilities	$(953.8)	$(1,527.4)

OPCo	December 31,
	2017	2016
	(in millions)
Deferred Tax Assets	$286.0	$232.4
Deferred Tax Liabilities	(1,048.9)	(1,578.5)
Net Deferred Tax Liabilities	$(762.9)	$(1,346.1)

Property Related Temporary Differences	$(761.2)	$(1,090.8)
Amounts Due to/(from) Customers for Future Federal Income Taxes	127.3	(43.6)
Deferred State Income Taxes	(41.7)	(34.6)
Regulatory Assets	(107.7)	(174.1)
Deferred Income Taxes on Other Comprehensive Loss	(0.6)	(1.6)
Deferred Fuel and Purchased Power	(24.5)	(117.6)
All Other, Net	45.5	116.2
Net Deferred Tax Liabilities	$(762.9)	$(1,346.1)

PSO	December 31,
	2017	2016
	(in millions)
Deferred Tax Assets	$269.2	$153.8
Deferred Tax Liabilities	(911.2)	(1,212.6)
Net Deferred Tax Liabilities	$(642.0)	$(1,058.8)

Property Related Temporary Differences	$(623.8)	$(927.3)
Amounts Due to/(from) Customers for Future Federal Income Taxes	111.6	(3.2)
Deferred State Income Taxes	(142.7)	(128.5)
Regulatory Assets	(34.4)	(67.6)
Deferred Income Taxes on Other Comprehensive Loss	(0.8)	(1.8)
Deferred Federal Income Taxes on Deferred State Income Taxes	33.5	50.6
Net Operating Loss Carryforward	23.1	16.5
Tax Credit Carryforward	0.7	—
All Other, Net	(9.2)	2.5
Net Deferred Tax Liabilities	$(642.0)	$(1,058.8)

SWEPCo	December 31,
	2017	2016
	(in millions)
Deferred Tax Assets	$349.4	$230.5
Deferred Tax Liabilities	(1,267.1)	(1,837.4)
Net Deferred Tax Liabilities	$(917.7)	$(1,606.9)

Property Related Temporary Differences	$(908.8)	$(1,445.2)
Amounts Due to/(from) Customers for Future Federal Income Taxes	135.8	(48.2)
Deferred State Income Taxes	(189.2)	(175.1)
Regulatory Assets	(30.8)	(40.7)
Deferred Income Taxes on Other Comprehensive Loss	1.3	5.1
Capital/Impairment Loss - Turk Plant	17.4	20.3
Net Operating Loss Carryforward	38.7	40.3
Tax Credit Carryforward	0.8	0.1
All Other, Net	17.1	36.5
Net Deferred Tax Liabilities	$(917.7)	$(1,606.9)

Federal Net Income Tax Operating Loss Carryforwards

Year Ended December 31,
Company	2017
(in millions)
AEP	$230.1
AEP Texas	261.8
AEPTCo	344.1
I&M	332.6
PSO	213.9
SWEPCo	87.6

State Net Income Tax Operating Loss Carryforwards

		State Net Income
		Tax Operating
		Loss	Year of
Company	State/Municipality	Carryforward	Expiration
		(in millions)
AEP	Arkansas	$72.0	2022
AEP	Kentucky	157.6	2037
AEP	Louisiana	543.1	2037
AEP	Oklahoma	799.8	2037
AEP	Tennessee	27.9	2032
AEP	Virginia	17.8	2037
AEP	West Virginia	29.2	2037
AEP	Ohio Municipal	106.3	2022
AEPTCo	Oklahoma	296.9	2037
AEPTCo	Ohio Municipal	64.2	2022
I&M	West Virginia	14.1	2037
PSO	Oklahoma	477.0	2037
SWEPCo	Arkansas	71.2	2022
SWEPCo	Louisiana	533.4	2037

Summary of Tax Credit Carryforwards

		Federal Tax		State Tax
		Credit		Credit
	Total Federal	Carryforward	Total State	Carryforward
	Tax Credit	Subject to	Tax Credit	Subject to
Company	Carryforward	Expiration	Carryforward	Expiration
	(in millions)
AEP	$174.7	$145.8	$31.0	$31.0
AEP Texas	0.6	0.3	—	—
AEPTCo	0.3	0.1	—	—
APCo	16.6	6.1	—	—
I&M	10.6	10.1	—	—
OPCo	14.8	1.0	—	—
PSO	0.7	0.7	31.0	31.0
SWEPCo	0.8	0.7	—	—

Summary of Interest Income, Expense And Reversal

Year Ended December 31, 2017	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$1.7	$—	$—	$0.5	$—	$—	$—	$—
Interest Income	6.1	1.1	—	—	1.0	1.6	—	—
Reversal of Prior Period Interest Expense	—	—	—	—	—	—	—	—

Year Ended December 31, 2016	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$—	$—	$—	$0.2	$0.2	$—	$—
Interest Income	9.9	0.2	—	0.1	—	—	0.3	—
Reversal of Prior Period Interest Expense	3.3	0.8	—	—	—	—	0.7	1.4

Year Ended December 31, 2015	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Interest Expense	$2.7	$0.2	$—	$0.4	$0.2	$1.0	$0.1	$0.4
Interest Income	0.8	0.2	—	—	—	—	—	—
Reversal of Prior Period Interest Expense	—	—	—	—	—	—	—	—

Amounts Accrued For Interest Related to Uncertain Tax Positions

	Years Ended December 31,
	2017		2016
		Payment of		Payment of
	Receipt of	Interest and	Receipt of	Interest and
Company	Interest	Penalties	Interest	Penalties
	(in millions)
AEP	$3.6	$8.3	$2.9	$5.8
AEP Texas	2.8	0.1	2.1	0.3
AEPTCo	—	—	—	—
APCo	—	1.0	—	0.1
I&M	—	1.3	—	0.9
OPCo	0.3	1.0	—	1.7
PSO	0.6	—	0.6	—
SWEPCo	—	—	0.1	—

Reconciliation of Beginning and Ending Unrecognized Tax Benefits

	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2017	$98.8	$6.5	$—	$—	$3.8	$6.9	$0.1	$1.3
Increase – Tax Positions Taken During a Prior Period	4.5	2.0	—	—	0.2	—	0.1	1.7
Decrease – Tax Positions Taken During a Prior Period	(28.0)	(12.3)	—	—	(0.5)	—	(0.9)	(5.4)
Increase – Tax Positions Taken During the Current Year	3.4	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	7.9	3.0	—	—	(0.3)	—	0.7	1.6
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—	—	—
Balance as of December 31, 2017	$86.6	$(0.8)	$—	$—	$3.2	$6.9	$—	$(0.8)

	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2016	$187.0	$27.8	$—	$0.3	$2.4	$6.9	$1.3	$9.3
Increase – Tax Positions Taken During a Prior Period	86.0	6.5	—	—	1.8	—	0.1	1.3
Decrease – Tax Positions Taken During a Prior Period	(161.2)	(15.0)	—	(0.3)	(0.4)	—	(1.3)	(9.3)
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	(13.0)	(12.8)	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—	—	—
Balance as of December 31, 2016	$98.8	$6.5	$—	$—	$3.8	$6.9	$0.1	$1.3

	AEP	AEP Texas	AEPTCo	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of January 1, 2015	$182.0	$22.6	$—	$—	$2.3	$6.9	$1.3	$7.5
Increase – Tax Positions Taken During a Prior Period	5.4	5.2	—	0.3	0.1	—	—	1.8
Decrease – Tax Positions Taken During a Prior Period	(0.4)	—	—	—	—	—	—	—
Increase – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Tax Positions Taken During the Current Year	—	—	—	—	—	—	—	—
Decrease – Settlements with Taxing Authorities	—	—	—	—	—	—	—	—
Decrease – Lapse of the Applicable Statute of Limitations	—	—	—	—	—	—	—	—
Balance as of December 31, 2015	$187.0	$27.8	$—	$0.3	$2.4	$6.9	$1.3	$9.3

Unrecognized Tax Benefits Affecting Effective Tax Rate

Company	2017	2016	2015
	(in millions)
AEP	$10.5	$15.8	$100.2
AEP Texas	(0.5)	4.2	26.0
AEPTCo	—	—	—
APCo	—	—	0.2
I&M	2.1	2.5	1.6
OPCo	4.5	4.4	4.5
PSO	—	0.1	0.9
SWEPCo	(0.5)	0.8	6.0